Interest Expense and Finance Cost, Net	12 Months Ended
Dec. 31, 2024
Interest and Debt Expense [Abstract]
Interest Expense and Finance Cost, Net

NOTE 11 – INTEREST EXPENSE AND FINANCE COST, NET

Interest expense and finance cost, net for the years ended December 31, 2024, 2023 and 2022 consisted of the following:

	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022
Interest expense incurred on credit facilities and financial liabilities	$110,830	$110,818	$71,508
Interest expense incurred on finance lease liabilities	28,602	30,313	12,243
Interest expense capitalized related to deposits for vessel acquisitions	(23,209)	(19,457)	(6,537)
Amortization of finance charges	7,841	7,188	5,349
Discount effect of long-term assets and other finance costs	465	4,780	528
Total interest expense and finance cost, net	$124,529	$133,642	$83,091

Interest expense incurred on deposits for vessels acquisitions was initially capitalized under the caption “Deposits for vessels acquisitions” in the Consolidated Balance Sheets.